FAIR VALUE MEASUREMENTS - Fair value on a nonrecurring basis (Details) $ in Millions	Dec. 31, 2025 USD ($) Y	May 28, 2025 USD ($)	May 07, 2025 USD ($) Y	Dec. 31, 2024 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred shares fair value	$ 836.6			$ 90.7
ClickHouse Inc | Fair Value, Nonrecurring | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred shares fair value		$ 737.1
ClickHouse Inc | Fair Value, Nonrecurring | Level 3 | Estimated time to liquidity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Y	3
ClickHouse Inc | Fair Value, Nonrecurring | Level 3 | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.65
Toloka Group, Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred shares fair value	$ 97.0
Toloka Group, Inc | Fair Value, Nonrecurring | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Retained equity interest to fair value			$ 130.6
Common fair value			33.6
Preferred shares fair value			$ 97.0
Toloka Group, Inc | Fair Value, Nonrecurring | Level 3 | Estimated time to liquidity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Y			3
Toloka Group, Inc | Fair Value, Nonrecurring | Level 3 | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.80
Toloka Group, Inc | Fair Value, Nonrecurring | Level 3 | Weighted average cost of capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.24